Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,612,903
Proposed Maximum Offering Price per Unit	0.675
Maximum Aggregate Offering Price	$ 1,088,709.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 166.68
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Proposed Maximum Offering Price Per Share is estimated at $0.675 per share of Common Stock, the average of the high ($0.70) and low ($0.65) prices for the registrant's Common Stock as reported on the Nasdaq Capital Market on August 1, 2025 (rounded to the nearest cent), solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. The Amount Registered represents the resale of 1,612,903 shares of Common Stock, which is equal to the maximum number of shares currently issuable upon the exercise of warrants to purchase one share of Common Stock issued to the Selling Stockholders on July 18, 2025.